SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
SCHEDULE OF SHORT-TERM INVESTMENTS
	As of December 31,
	2024	2025
Fund	$3,000,000	$2,995,607
Fair value change	(4,393)	212,851
Total short-term investments	$2,995,607	$3,208,458